S000088886 [Member] Investment Objectives and Goals - DoubleLine Multi-Sector Income ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary DoubleLine Multi-Sector Income ETF (DMX)
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s investment objective is to provide income,
Objective, Secondary [Text Block]	with a secondary objective of capital appreciation.